UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2022

WESTERN ASSET

INTERMEDIATE BOND

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

II	Western Asset Intermediate Bond Fund

Performance review

For the six months ended November 30, 2022, Class I shares of Western Asset Intermediate Bond Fund returned -3.50%. The Fund’s unmanaged benchmark, the Bloomberg Intermediate U.S. Government/Credit Indexi, returned -2.49% for the same period. The Lipper Core Plus Bond Funds Category Averageii returned -4.48% over the same time frame.

Performance Snapshot as of November 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund:
Class A	-3.52%
Class C	-3.97%
Class R	-3.78%
Class I	-3.50%
Class IS	-3.43%
Bloomberg Intermediate U.S. Government/Credit Index	-2.49%
Lipper Core Plus Bond Funds Category Average	-4.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2022 for Class A, Class C, Class R, Class I and Class IS shares were 3.78%, 3.14%, 3.54%, 4.13% and 4.24%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 3.46%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.81%, 1.54%, 1.25%, 0.56% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Intermediate Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Intermediate Bond Fund

i

The Bloomberg Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 328 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2022 and May 31, 2022 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2022 and held for the six months ended November 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.52%	$1,000.00	$964.80	0.80%	$3.94	Class A	5.00%	$1,000.00	$1,021.06	0.80%	$4.05
Class C	-3.97	1,000.00	960.30	1.56	7.67	Class C	5.00	1,000.00	1,017.25	1.56	7.89
Class R	-3.78	1,000.00	962.20	1.15	5.66	Class R	5.00	1,000.00	1,019.30	1.15	5.82
Class I	-3.50	1,000.00	965.00	0.57	2.81	Class I	5.00	1,000.00	1,022.21	0.57	2.89
Class IS	-3.43	1,000.00	965.70	0.44	2.17	Class IS	5.00	1,000.00	1,022.86	0.44	2.23

2	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended November 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 44.5%
Communication Services — 3.7%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$569,863
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	711,624
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	34,369
AT&T Inc., Senior Notes	2.250%	2/1/32	560,000	444,261
AT&T Inc., Senior Notes	2.550%	12/1/33	380,000	298,886
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	681,486
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	279,333
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	912,850
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	131,385
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	464,155
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	470,963
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	340,768
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	749,789
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	840,000	701,231
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,285,000	1,836,131
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	120,000	113,810
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,340,000	929,116
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	24,303
Total Diversified Telecommunication Services				9,694,323
Entertainment — 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	860,000	784,164	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	280,000	245,405	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,790,000	1,521,573	(a)
Total Entertainment				2,551,142
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	90,360
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	191,188
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	172,333
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	94,535
Total Interactive Media & Services				548,416
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	4,855,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	438,760

See Notes to Financial Statements.

4	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	$170,000	$127,793
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	272,669
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,878,967
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	315,919
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	180,491
Comcast Corp., Senior Notes	4.150%	10/15/28	2,320,000	2,253,086
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	265,434
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	193,021
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	166,442
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	41,907
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	167,782
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	203,138
Total Media				11,360,551
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	474,658
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	85,310
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	2,990,000	2,749,008
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	240,743
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	199,230
Total Wireless Telecommunication Services				3,748,949
Total Communication Services				27,903,381
Consumer Discretionary — 2.1%
Automobiles — 0.3%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	192,257
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,222,320
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	130,000	104,406
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	1,150,000	1,037,076
Total Automobiles				2,556,059
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	296,392
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	36,965
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	796,285
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	311,490
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	73,956
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	127,520
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	538,976
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	153,164

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	3.800%	4/1/28	$650,000	$627,785
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	224,625
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	46,647
Total Hotels, Restaurants & Leisure				3,233,805
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.450%	4/1/26	10,000	9,446
Internet & Direct Marketing Retail — 0.7%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,017,220
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	220,487
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	614,062
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	305,844
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	1,978,380
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	699,136
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	130,268
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	158,791
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	157,107
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	53,558
Total Internet & Direct Marketing Retail				5,334,853
Multiline Retail — 0.1%
Target Corp., Senior Notes	2.250%	4/15/25	450,000	428,308
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	2,160,000	2,005,532
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	751,379
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	38,870
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	170,576
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	25,401
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	391,639
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	204,659
Total Specialty Retail				3,588,056
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	249,170
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	395,158
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	369,009
NIKE Inc., Senior Notes	3.250%	3/27/40	100,000	82,316
NIKE Inc., Senior Notes	3.375%	3/27/50	20,000	15,958
Total Textiles, Apparel & Luxury Goods				1,111,611
Total Consumer Discretionary				16,262,138

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — 1.8%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	$220,000	$220,086
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,450,000	1,340,746
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,056,169
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	462,768
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	420,000	411,916
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	48,908
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	72,093
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	218,133
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	551,196
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	47,730
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	55,966
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	248,216
Total Beverages				4,733,927
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	735,884
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	140,739
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	121,135
Walmart Inc., Senior Notes	2.375%	9/24/29	50,000	44,542
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	90,929
Total Food & Staples Retailing				1,133,229
Food Products — 0.3%
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	128,073
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	344,862	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,048,627	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	835,887
Total Food Products				2,357,449
Household Products — 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	117,523
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	75,470
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	239,060
Total Household Products				432,053
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	122,052
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	56,709
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,830,000	2,149,369
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	108,293

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
BAT Capital Corp., Senior Notes	3.557%	8/15/27	$1,500,000	$1,369,323
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	459,103	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	280,000	275,697
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	251,190
Total Tobacco				4,791,736
Total Consumer Staples				13,448,394
Energy — 6.8%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	17,000	16,645
Oil, Gas & Consumable Fuels — 6.8%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	162,000
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	406,365
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,570,000	1,498,373
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	934,653
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	297,801
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	299,395	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	439,711
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	235,635
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	44,872
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	603,083
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	455,599
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	993,678
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	534,022
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	46,915	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,727,871	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	543,390	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,392,129
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	357,423
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	120,226
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	87,179
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	80,680
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	337,648
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	490,094
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	134,794
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,281,888
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	19,758
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	377,580
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	319,728
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	67,795

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	3.750%	5/15/30	$1,260,000	$1,118,163
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	216,190
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	85,388
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	495,059
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,130,000	2,032,299
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	641,161
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	372,174
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	61,803
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	79,869
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	37,134
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	730,111
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	206,547
EQT Corp., Senior Notes	3.900%	10/1/27	660,000	611,755
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	526,714
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	49,421
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,793,110
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,600,221
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	27,090
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	962,435	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	500,251	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	404,230
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	212,849
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	112,177
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	1,170,000	899,730	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	744,852
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,078,832
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	138,715
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	215,810
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	56,000	56,841
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,732,301
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	847,774
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	454,788
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	565,703	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	473,673
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	323,269
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,607,285	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	300,000	293,906
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	715,380

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	$1,100,000	$642,934
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	267,910
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	295,966
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	323,311
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	640,000	533,684	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	761,936	(a)
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,479,625
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	381,159
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	204,341
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	365,149
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,607,334	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	810,000	799,936
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	740,000	627,409	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,602,993
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	230,000	220,754
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	120,000	107,097
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	5.041%	1/13/23	130,000	129,742	(b)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	870,735
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	200,934
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	313,595
Total Oil, Gas & Consumable Fuels				51,051,839
Total Energy				51,068,484
Financials — 18.6%
Banks — 14.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	297,881	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	994,583
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,400,000	1,316,691
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	5.039%	4/12/23	800,000	799,580	(b)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,484,108	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	599,021
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	926,409
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,548,600
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	441,294

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	$110,000	$99,293	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	549,956	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	454,544	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	499,127	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	569,340	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,434,500	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	642,704	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,057,673	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,394,521	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	3,550,000	3,268,411	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	197,675	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	470,000	451,576	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	700,320
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	313,880
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,360,000	1,332,365
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	860,456
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	439,147
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	939,080	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	250,037	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	705,674	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	551,271	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	1,987,182	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	370,000	354,303	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BNP Paribas SA, Subordinated Notes (4.375%to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	$360,000	$316,625	(a)(b)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	469,520
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,755,507
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	42,790
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	74,701
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	521,046	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	640,124	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	351,110	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	760,294	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	1,684,345	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,514,944	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	614,267	(b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	630,000	613,688	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	659,285
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	883,667
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	175,719
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,470,000	3,344,298
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	264,647
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	107,945
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	2,898,187
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,210,000	2,039,130	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	362,686	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	197,116	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,392,999	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	185,626	(a)

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	$210,000	$195,860	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,430,000	1,377,284	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,062,414	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,033,941	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	670,656	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	641,930	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	423,057
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	999,844	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	388,872	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,522,801	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,200,000	2,172,601
JPMorgan Chase & Co., Senior Notes (1.514%to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,383,657	(b)
JPMorgan Chase & Co., Senior Notes (2.083%to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	799,350	(b)
JPMorgan Chase & Co., Senior Notes (2.522%to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	579,757	(b)
JPMorgan Chase & Co., Senior Notes (3.845%to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	4,480,000	4,400,690	(b)
JPMorgan Chase & Co., Senior Notes (4.005%to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,101,422	(b)
JPMorgan Chase & Co., Senior Notes (4.023%to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,235,292	(b)
JPMorgan Chase & Co., Senior Notes (4.452%to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	1,770,000	1,684,028	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,760,014
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,002,425
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	647,041
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,399,299
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	327,251	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	$340,000	$321,638	(b)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	574,334	(b)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	197,938	(b)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	860,000	841,984	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,383,517
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	780,683
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	421,692
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	211,339
Swedbank AB, Senior Notes	1.300%	6/2/23	610,000	597,616	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	890,619
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	419,021
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,460,000	1,397,863
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	4,921,775
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	984,818
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	6,840,000	6,747,392
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	672,812
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	472,061
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	820,018	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	162,674	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	330,000	312,297	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,080,000	1,016,283	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	389,192
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,790,000	1,729,894
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	79,659
Total Banks				106,488,073
Capital Markets — 3.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	250,908
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	1,490,000	1,399,536	(b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	590,209
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,735,723
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,347,252

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Credit Suisse AG, Senior Notes	2.950%	4/9/25	$530,000	$471,967
Credit Suisse Group AG, Senior Notes (9.016%to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	264,208	(a)(b)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	5.528%	1/3/23	71,000	54,137	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	408,548
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	983,409
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,463,409
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	275,353
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	551,879
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,284,841
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	153,836
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	139,598	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	690,639	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,216,850	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,640,000	1,609,250
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	520,000	500,401
Morgan Stanley, Senior Notes (2.188% to
4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,560,000	1,451,747	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	839,132	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,281,002	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	281,563	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	644,259	(a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	565,465	(a)(b)
Total Capital Markets				22,455,121
Consumer Finance — 0.5%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,500,000
American Express Co., Senior Notes	3.375%	5/3/24	790,000	774,692
American Express Co., Senior Notes	2.500%	7/30/24	420,000	405,211

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — continued
American Express Co., Senior Notes	4.050%	5/3/29	$150,000	$143,303
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	926,463	(a)(b)
Total Consumer Finance				3,749,669
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	826,988
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	769,507
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	414,102	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	555,893	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	436,228	(d)(e)
Total Diversified Financial Services				3,002,718
Insurance — 0.6%
American International Group Inc., Senior Notes	2.500%	6/30/25	186,000	175,767
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	96,738
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	163,338	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,400,000	1,370,034	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	420,225	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	949,203	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	308,034	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	941,863	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	145,549	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	35,883	(a)
Total Insurance				4,606,634
Total Financials				140,302,215
Health Care — 3.9%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	108,607
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,006,162
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	558,037
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	496,336
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	168,633
AbbVie Inc., Senior Notes	3.200%	11/21/29	2,320,000	2,120,379

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	4.250%	11/21/49	$80,000	$68,916
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	118,138
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	687,291
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	88,580
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	750,000	700,543
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	390,000	353,562
Total Biotechnology				6,475,184
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	689,999
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	424,229
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	848,000	828,614
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	23,000	22,454
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	200,000	183,684
Total Health Care Equipment & Supplies				2,148,980
Health Care Providers & Services — 2.0%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,057,177
Cigna Corp., Senior Notes	3.750%	7/15/23	114,000	113,226
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	802,720
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	728,232
Cigna Corp., Senior Notes	4.375%	10/15/28	2,180,000	2,126,819
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	853,599
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	767,777
CVS Health Corp., Senior Notes	4.300%	3/25/28	911,000	886,210
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	194,263
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	79,756
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	264,050
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	251,074
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	228,468
Elevance Health Inc., Senior Notes	4.100%	5/15/32	380,000	358,396
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	35,666
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	110,000
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,798,823
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	79,170
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	935,707
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	709,658
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	94,734
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	149,152

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	$400,000	$393,050
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	154,057
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,106,473
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	634,633
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	58,587
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	52,819
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	18,000
Total Health Care Providers & Services				15,042,296
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	857,238
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	486,000	467,215
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	263,807
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,319,650
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	522,362
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	530,000	474,775
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	234,258
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	646,138
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	399,889
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	356,363
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	229,686
Total Pharmaceuticals				5,771,381
Total Health Care				29,437,841
Industrials — 2.2%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	830,744
Boeing Co., Senior Notes	4.875%	5/1/25	2,120,000	2,101,559
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	65,295
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	81,576
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	290,451
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,465,358
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	591,703
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	359,135
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	9,302
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	326,947
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	18,610
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	226,000	221,009
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,220,000	1,160,652
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,298,938

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	$180,000	$182,207
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	203,006
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	275,584
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	90,000	87,298
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	369,883
Total Aerospace & Defense				9,939,257
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	240,000	204,979
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	50,201
Total Building Products				255,180
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,007,986
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	721,071
Total Commercial Services & Supplies				1,729,057
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	100,000	86,130
3M Co., Senior Notes	3.050%	4/15/30	90,000	80,447
3M Co., Senior Notes	3.700%	4/15/50	80,000	63,903
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	306,173
Total Industrial Conglomerates				536,653
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	18,119
Deere & Co., Senior Notes	3.750%	4/15/50	240,000	208,079
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	206,246
Total Machinery				432,444
Road & Rail — 0.3%
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	1,550,000	1,293,203
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	590,231
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	275,043
Total Road & Rail				2,158,477
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	292,770
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	733,919	(a)
Total Trading Companies & Distributors				1,026,689
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	701,767	(a)
Total Industrials				16,779,524

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 2.8%
IT Services — 0.4%
Mastercard Inc., Senior Notes	3.375%	4/1/24	$230,000	$226,463
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	35,030
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	390,915
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	220,000	209,712
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,348,891
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	363,923
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	299,983
Total IT Services				2,874,917
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	3.137%	11/15/35	2,010,000	1,491,365	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	137,405
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	165,534
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	204,731
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	90,128
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	542,931
NVIDIA Corp., Senior Notes	3.500%	4/1/50	60,000	46,614
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	281,924
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	240,874
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,031,238
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,037,853
Total Semiconductors & Semiconductor Equipment				5,270,597
Software — 1.1%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	327,328
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,060,000	2,879,872
Microsoft Corp., Senior Notes	3.300%	2/6/27	1,220,000	1,180,820
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	9,125
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	7,434
Oracle Corp., Senior Notes	1.650%	3/25/26	420,000	377,199
Oracle Corp., Senior Notes	2.875%	3/25/31	300,000	251,243
Salesforce Inc., Senior Notes	3.250%	4/11/23	370,000	368,138
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	241,801
Workday Inc., Senior Notes	3.500%	4/1/27	170,000	160,804
Workday Inc., Senior Notes	3.700%	4/1/29	1,330,000	1,225,886
Workday Inc., Senior Notes	3.800%	4/1/32	1,200,000	1,073,300
Total Software				8,102,950
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,762,474

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — continued
Apple Inc., Senior Notes	1.125%	5/11/25	$1,140,000	$1,054,163
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,097,198
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	77,462
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	804,165
Total Technology Hardware, Storage & Peripherals				4,795,462
Total Information Technology				21,043,926
Materials — 1.9%
Chemicals — 0.5%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	880,000	835,305	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	1,200,000	1,030,653	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	538,758	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	646,138	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	560,314	(a)
Total Chemicals				3,611,168
Metals & Mining — 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	959,424	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	663,801	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,110,000	1,054,422	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	150,000	140,215
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,777,503	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000	1,210,639	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,070,050
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	713,632
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,258,000	1,301,642
Total Metals & Mining				8,891,328
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,679,192
Total Materials				14,181,688
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	436,491	(a)
Utilities — 0.7%
Electric Utilities — 0.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	114,538	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	640,693	(a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	168,309
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	2,000,000	1,888,480
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	764,673

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	$770,000	$655,652
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	689,945	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	375,290	(a)
Total Utilities				5,297,580
Total Corporate Bonds & Notes (Cost — $361,508,399)				336,161,662
U.S. Government & Agency Obligations — 25.5%
U.S. Government Obligations — 25.5%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	134,801
U.S. Treasury Bonds	4.250%	11/15/42	1,340,000	1,346,700
U.S. Treasury Bonds	3.625%	8/15/43	550,000	518,783
U.S. Treasury Bonds	3.750%	11/15/43	6,450,000	6,193,890
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,204,125
U.S. Treasury Bonds	1.625%	11/15/50	10,020,000	6,193,417
U.S. Treasury Bonds	1.875%	2/15/51	38,190,000	25,198,687
U.S. Treasury Bonds	2.375%	5/15/51	9,370,000	6,972,415
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	2,182,800
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,802,780
U.S. Treasury Bonds	2.250%	2/15/52	16,905,000	12,213,202
U.S. Treasury Bonds	2.875%	5/15/52	1,540,000	1,280,606
U.S. Treasury Bonds	3.000%	8/15/52	7,430,000	6,364,259
U.S. Treasury Notes	2.250%	11/15/25	460,000	436,712
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,117,159
U.S. Treasury Notes	1.875%	7/31/26	2,960,000	2,748,984
U.S. Treasury Notes	1.625%	9/30/26	220,000	202,026
U.S. Treasury Notes	1.625%	10/31/26	570,000	522,218
U.S. Treasury Notes	2.750%	4/30/27	7,540,000	7,195,104
U.S. Treasury Notes	3.125%	8/31/27	1,220,000	1,182,876
U.S. Treasury Notes	4.125%	10/31/27	190,000	192,442
U.S. Treasury Notes	0.750%	1/31/28	250,000	214,170
U.S. Treasury Notes	1.250%	3/31/28	7,030,000	6,164,294
U.S. Treasury Notes	2.625%	7/31/29	96,660,000	90,195,862
U.S. Treasury Notes	3.125%	8/31/29	520,000	500,277
U.S. Treasury Notes	4.000%	10/31/29	6,220,000	6,315,244
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,324,761
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,901,260
Total U.S. Government & Agency Obligations (Cost — $227,227,822)				192,819,854

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — 11.1%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	4.736%	9/15/34	$730,000	$710,181	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	2.882%	4/25/35	39,079	38,927	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.116%	6/17/39	1,810,000	1,781,648	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	4.642%	1/16/37	979,207	938,329	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	1,093,675	1,084,133	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	759,576	(b)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	2,760,000	2,551,806
BPR Trust, 2021-TY B (1 mo. USD LIBOR + 1.150%)	5.025%	9/15/38	2,140,000	1,998,998	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	188,893	177,561	(a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	386,073	377,387	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	4.564%	10/15/38	954,516	911,919	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	4.807%	2/15/39	877,795	843,715	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	364,032	321,415	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	606,452
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	542,504	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	77,058
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	65,618	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.216%	10/10/46	40,000	27,600	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.229%	3/10/47	2,424,364	20,562	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,436,237	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	581,208	525,781	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,417,017	1,242,945	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573%to 8/25/23 then 3.573%)	2.573%	7/25/49	445,085	410,873	(a)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877%to 8/1/23 then 3.877%)	2.877%	7/25/49	978,640	902,214	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	4.855%	5/15/36	190,000	187,669	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	701,117	646,488	(a)(b)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	1,447,485	1,286,244	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	336,081	233,484	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	$247,616	$197,287	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	571,612	434,997	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	383,187	314,699	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	603,235	529,676	(a)(b)
CSMC Trust, 2022-7R 1A1	5.038%	10/25/66	1,150,828	1,153,645	(a)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,515,133	1,233,297	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	952,616	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	928,996	811,115	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	1,065,191	833,500	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	461,559	383,649	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.705%	3/25/29	2,455,762	72,644	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.093%	5/25/29	1,984,678	96,372	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	563,728
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	864,529	41,853
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	2.377%	9/15/42	241,321	18,155	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	139,485	20,790
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	330,918	51,502
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	169,722	26,502
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	87,108	11,907
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	100,000	91,879
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	5.047%	10/25/41	1,230,000	1,152,212	(a)(b)

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	4.521%	1/25/42	$1,214,765	$1,175,136	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	4.821%	2/25/42	1,533,846	1,505,844	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	5.921%	2/25/42	2,000,000	1,882,956	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	5.747%	5/25/42	1,305,647	1,297,340	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	2.227%	8/15/44	88,546	9,881	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.821%	8/25/33	1,930,000	1,867,334	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	9.016%	11/25/24	58,726	59,313	(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	10.016%	9/25/28	494,122	509,805	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	5.171%	12/25/41	2,140,000	1,979,157	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	260,000	244,690
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	414,650	373,316
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	173,675	161,267
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	4,173	116

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	2.134%	6/25/43	$19,532	$2,242	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	510,876	32,606
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.934%	12/25/43	23,272	2,265	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	257,675	224,349
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	2.184%	11/25/47	31,820	2,902	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	558,241
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	159,960	25,288
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	78,696	11,661
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	16,885	2,856
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	4,309	4,228	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	3.493%	8/20/58	319,318	316,096	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	3.593%	11/20/60	926,738	918,800	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	3.643%	2/20/61	95,549	94,665	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	3.643%	3/20/61	107,404	106,549	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.291%	4/16/53	1,167,503	4,143	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	3.493%	12/20/62	342,959	339,376	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.431%	4/16/47	4,139,613	44,130	(b)

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.120%	6/16/54	$252,825	$3,642	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.239%	8/16/54	1,099,541	10,949	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.192%	5/16/55	875,685	7,466	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.375%	8/16/54	859,490	9,471	(b)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	596,596	483,091
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	4.393%	4/20/70	123,905	123,931	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	5.675%	9/15/31	2,772,602	2,325,192	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	6.875%	9/15/31	2,159,518	1,552,461	(a)(b)
GS Mortgage Securities Corp. Trust, 2016-GS3 C	4.115%	10/10/49	570,000	497,584	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	233,576	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	3.918%	9/26/37	91,009	90,258	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	4.544%	5/25/37	575,878	534,900	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.384%	3/25/50	493,741	423,953	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.046%	1/15/47	90,000	87,391	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.699%	9/15/47	300,000	268,968	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.372%	7/15/48	654,000	601,938	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	881,232	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	7.625%	5/15/28	586,094	541,579	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	4.618%	3/15/39	620,000	599,570	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	418,381	377,975	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	$630,000	$587,107	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.108%	2/25/34	95,677	87,428	(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	743,509	700,325	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,178,987
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	5.523%	5/15/36	1,692,198	1,615,496	(a)(b)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	5.193%	3/30/25	1,150,000	1,152,592	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,309,775	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,207,993	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,330,207	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	337,634	313,336	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	405,895	383,763	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	618,869	589,374	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	614,583	574,378	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A3	1.516%	11/27/56	324,432	263,456	(a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,842,566	1,626,133	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	337,672	261,777	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	532,286	402,084	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,715,914	1,446,152	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	436,745	350,391	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	4.359%	10/15/36	1,459,847	1,387,201	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,123,937	900,027	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	464,869	385,765	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	628,543	616,808	(a)(b)
SACO I Trust, 2007-VA1 A	3.423%	6/25/21	8,618	7,059	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,879,290	1,681,346	(a)(b)

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Towd Point Mortgage Trust, 2017-4 B2	3.441%	6/25/57	$1,010,000	$796,318	(a)(b)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	1,609,849	1,511,018	(a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	930,387	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.416%	12/10/45	431,426	421,526	(a)(b)
VASA Trust, 2021-VASA A (1 mo. USD LIBOR + 0.900%)	4.775%	7/15/39	880,000	814,358	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	304,135	304,423
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	3.908%	8/25/34	802,113	746,452	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	4.756%	11/25/34	266,512	239,159	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	4.764%	7/25/45	1,467,679	1,331,335	(b)
Waterfall Commercial Mortgage Trust, 2015- SBC5 A	4.104%	9/14/22	99,657	97,980	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	1,060,000	1,000,167	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.700%	10/15/57	4,578,217	34,892	(b)
Total Collateralized Mortgage Obligations (Cost — $92,770,898)				83,698,003
Asset-Backed Securities — 9.5%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	5.475%	10/23/34	770,000	744,956	(a)(b)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	6.193%	1/20/32	1,320,000	1,300,041	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	4.758%	7/25/34	356,265	347,260	(b)
AmeriCredit Automobile Receivables Trust, 2022-2 A3	4.380%	4/18/28	420,000	410,990
Apidos CLO, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	5.159%	4/15/31	750,000	739,875	(a)(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	990,000	940,337	(a)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	884,175	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	4.668%	1/15/37	924,000	898,590	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	5.343%	4/20/35	$1,340,000	$1,300,281	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,489,779	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,287,525	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	5.413%	1/20/35	630,000	610,742	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	5.559%	1/15/35	740,000	711,510	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	6.789%	12/16/36	2,140,000	1,970,935	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	3.838%	3/25/44	241,536	233,632	(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	5.423%	1/20/32	750,000	735,814	(a)(b)(g)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	457,594	376,020	(a)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	5.259%	7/15/34	1,360,000	1,323,238	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	5.408%	7/27/31	545,508	535,278	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	5.943%	4/20/29	1,250,000	1,217,246	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	5.199%	7/17/34	1,020,000	987,760	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	5.929%	10/15/31	362,099	360,588	(a)(b)
CLI Funding LLC, 2022-1A A1	2.720%	1/18/47	1,331,712	1,122,213	(a)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	877,335	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	4.023%	11/15/36	371,169	325,574	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	4.015%	1/15/37	377,840	345,975	(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.119%	4/15/34	800,000	771,396	(a)(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	5.775%	5/20/34	2,020,000	1,955,039	(a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.150%)	5.229%	1/15/35	930,000	903,870	(a)(b)

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	4.893%	3/25/33	$278,542	$270,201	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,091,935
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	5.848%	10/25/34	1,730,000	1,655,816	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	5.912%	5/5/30	899,671	886,724	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	859,868	635,052	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	5.427%	12/20/29	1,469,201	1,466,239	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	5.503%	1/20/30	454,336	448,939	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	14,488	14,366	(a)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	5.593%	1/20/33	250,000	243,743	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	5.865%	11/30/32	560,000	551,309	(a)(b)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	523,375	416,323	(a)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	887,949	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	540,000	474,930	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	5.465%	1/23/35	890,000	862,182	(a)(b)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	4.108%	12/27/41	322,084	319,487	(b)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	5.399%	1/15/32	490,000	483,050	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.382%	2/17/39	2,020,000	1,954,414	(a)(b)
LCM LP, 19A AR (3 mo. USD LIBOR + 1.240%)	5.319%	7/15/27	58,211	57,971	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	5.019%	10/16/36	2,100,000	2,008,931	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	5.679%	7/15/29	750,000	710,680	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,241,688	1,129,423	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	5.843%	10/20/30	550,000	528,482	(a)(b)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	5.366%	6/25/65	1,481,084	1,460,045	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	5.094%	6/25/69	$231,884	$227,140	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	4.844%	12/26/33	540,780	531,679	(a)(b)
Oasis Securitization Funding LLC, 2021-1A A	2.579%	2/15/33	178,777	175,826	(a)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.650%	2/14/31	720,000	706,625	(a)(b)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	5.255%	2/24/37	870,000	837,607	(a)(b)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	6.043%	4/20/32	1,040,000	1,016,988	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	5.800%	11/14/34	750,000	727,544	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	5.323%	7/20/34	1,650,000	1,593,994	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	5.323%	4/20/34	510,000	494,382	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	5.209%	10/15/34	1,840,000	1,778,902	(a)(b)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	2,966,868	2,541,270
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	5.893%	10/20/31	1,410,000	1,389,514	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	8.623%	10/15/41	389,197	416,191	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	4.043%	3/15/33	359,349	355,529	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	4.043%	3/15/33	731,234	723,461	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,893,499	1,621,533	(a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	458,196	364,725	(a)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	5.244%	8/25/34	474,780	457,095	(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	4.568%	11/15/38	690,000	666,666	(a)(b)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	540,000	473,828	(a)
TRTX Issuer Ltd., 2022-FL5 A (30 Day Average SOFR + 1.650%)	5.017%	2/15/39	2,000,000	1,975,195	(a)(b)

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	5.229%	10/15/31	$1,090,000	$1,075,478	(a)(b)
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	2,093,500	1,689,058	(a)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	5.545%	10/24/34	1,110,000	1,071,550	(a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	5.299%	10/15/34	1,050,000	1,013,580	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	5.569%	7/15/32	602,500	579,906	(a)(b)
Total Asset-Backed Securities (Cost — $76,633,216)				71,771,431
Mortgage-Backed Securities — 6.8%
FHLMC — 1.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49-4/1/52	292,112	261,378
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50- 8/1/52	1,478,901	1,461,876
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50-3/1/52	4,925,327	4,267,269
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/51-11/1/51	368,532	306,861
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/51-7/1/52	572,894	543,575
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	580,322	579,128
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/52	1,351,795	1,253,593
Total FHLMC				8,673,680
FNMA — 4.0%
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	100,000	93,405
Federal National Mortgage Association (FNMA)	3.560%	7/1/32	100,000	93,633
Federal National Mortgage Association (FNMA)	3.840%	7/1/32- 8/1/32	200,000	191,485
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	99,557	95,757
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	99,575	97,076
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	200,000	189,882
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	128,361	135,195
Federal National Mortgage Association (FNMA)	3.000%	6/1/43- 6/1/52	2,259,828	2,031,162
Federal National Mortgage Association (FNMA)	2.500%	9/1/50- 9/1/61	4,073,942	3,453,943
Federal National Mortgage Association (FNMA)	1.500%	1/1/51- 3/1/51	450,960	353,019

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	5/1/51	$680,350	$585,724	(h)
Federal National Mortgage Association (FNMA)	2.000%	8/1/51-3/1/52	1,611,206	1,341,054
Federal National Mortgage Association (FNMA)	3.500%	9/1/51-3/1/57	2,560,755	2,361,537
Federal National Mortgage Association (FNMA)	2.000%	1/1/52	6,800,000	5,609,469	(i)
Federal National Mortgage Association (FNMA)	2.500%	1/1/52	4,200,000	3,598,383	(i)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52	3,200,000	2,835,715	(i)
Federal National Mortgage Association (FNMA)	3.500%	1/1/52	1,200,000	1,099,406	(i)
Federal National Mortgage Association (FNMA)	4.000%	2/1/52	1,200,000	1,135,828	(i)
Federal National Mortgage Association (FNMA)	4.500%	2/1/52	700,000	681,625	(i)
Federal National Mortgage Association (FNMA)	5.000%	2/1/52	1,100,000	1,094,629	(i)
Federal National Mortgage Association (FNMA)	5.500%	2/1/52	500,000	505,344	(i)
Federal National Mortgage Association (FNMA)	6.000%	2/1/52	200,000	204,179	(i)
Federal National Mortgage Association (FNMA)	4.000%	5/1/52-6/1/57	1,931,665	1,839,777
Federal National Mortgage Association (FNMA)	4.500%	6/1/52-8/1/58	59,783	58,663
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.423%)	2.195%	5/1/43	377,464	372,821	(b)
Total FNMA				30,058,711
GNMA — 1.6%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	248,376	230,791
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,428	31,086
Government National Mortgage Association (GNMA)	3.500%	5/15/50	173,565	163,807
Government National Mortgage Association (GNMA)	4.000%	2/1/52	500,000	477,852	(i)
Government National Mortgage Association (GNMA) II	4.000%	8/20/46- 4/20/50	900,399	878,810
Government National Mortgage Association (GNMA) II	3.500%	4/20/47- 1/20/51	573,147	535,070
Government National Mortgage Association (GNMA) II	4.500%	10/20/48-3/20/50	568,675	563,310
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-11/20/51	661,957	581,312
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	1,367,713	1,239,274

See Notes to Financial Statements.

34	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	2/20/51-12/20/51	$3,269,443	$2,891,140	(h)
Government National Mortgage Association (GNMA) II	3.000%	1/1/52	1,500,000	1,356,487	(i)
Government National Mortgage Association (GNMA) II	3.500%	1/1/52	900,000	836,297	(i)
Government National Mortgage Association (GNMA) II	5.000%	2/1/52	1,300,000	1,298,781	(i)
Government National Mortgage Association (GNMA) II	5.500%	2/1/52	1,200,000	1,213,013	(i)
Total GNMA				12,297,030
Total Mortgage-Backed Securities (Cost — $51,679,916)				51,029,421
Sovereign Bonds — 2.5%
Canada — 0.2%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,394,803
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	460,904
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	410,000	358,972
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	453,174
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	659,392
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	1,463,711
Total Colombia				2,935,249
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	615,303	(a)
Indonesia — 0.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	540,000	522,296	(j)
Kazakhstan — 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,136,650	(a)
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,325,000	1,098,625

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mexico — continued
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$2,440,000	$2,059,277
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,373,586
Total Mexico				4,531,488
Panama — 0.2%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	530,000	562,123
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,370,000	1,015,093
Total Panama				1,577,216
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	440,000	439,657
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	40,000	29,182
Total Peru				468,839
Russia — 0.1%
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	800,000	587,200	*(a)(k)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	200,000	122,500	*(j)(k)
Total Russia				709,700
Supranational — 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,159,435
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	410,000	410,454
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	1,520,000	1,654,636
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,225,744
Total Uruguay				3,290,834
Total Sovereign Bonds (Cost — $22,493,822)				18,802,717

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
SOFR 1-Year Mid-Curve Futures, Call @ $95.88	12/16/22	71	177,500	9,319

See Notes to Financial Statements.

36	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
SOFR 1-Year Mid-Curve Futures, Put @ $95.63	1/13/23	298	$745,000	$65,188
U.S. Treasury 10-Year Notes Futures, Call @ $110.00	12/23/22	122	122,000	436,531
U.S. Treasury 10-Year Notes Futures, Call @ $110.50	12/23/22	44	44,000	137,500
U.S. Treasury 10-Year Notes Futures, Call @ $111.00	12/23/22	45	45,000	120,234
U.S. Treasury 10-Year Notes Futures, Call @ $112.50	12/23/22	33	33,000	50,016
U.S. Treasury 10-Year Notes Futures, Call @ $113.00	12/23/22	115	115,000	138,359
U.S. Treasury 10-Year Notes Futures, Call @ $113.50	12/23/22	65	65,000	59,922
Total Purchased Options (Cost — $631,737)				1,017,069
Total Investments before Short-Term Investments (Cost — $832,945,810)				755,300,157

	Rate		Shares
Short-Term Investments — 1.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $9,915,235)	3.749%		9,915,235	9,915,235	(g)(l)
Total Investments — 101.3% (Cost — $842,861,045)				765,215,392
Liabilities in Excess of Other Assets — (1.3)%				(10,022,798)
Total Net Assets — 100.0%				$755,192,594

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

††	Represents less than 0.1%.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2022, the total market value of investments in Affiliated Companies was $10,651,049 and the cost was $10,665,235 (Note 8).

(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2022, the Fund held TBA securities with a total cost of $20,973,183.
(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	The coupon payment on this security is currently in default as of November 30, 2022.
(l)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	—	Alternative Credit Enhancement Securities

CAS	—	Connecticut Avenue Securities

CDO	—	Collateralized Debt Obligation

CLO	—	Collateralized Loan Obligation

CTFS	—	Certificates

ICE	—	Intercontinental Exchange

IO	—	Interest Only

JSC	—	Joint Stock Company

LIBOR	—	London Interbank Offered Rate

PAC	—	Planned Amortization Class

REMIC	—	Real Estate Mortgage Investment Conduit

SOFR	—	Secured Overnight Financing Rate

STRIPS	—	Separate Trading of Registered Interest and Principal Securities

USD	—	United States Dollar

See Notes to Financial Statements.

38	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

At November 30, 2022, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call	12/19/22	$96.50	169	$422,500	$(1,056)
90-Day Eurodollar Futures, Call	12/19/22	97.00	688	1,720,000	(4,300)
SOFR 1-Year Mid-Curve Futures, Call	12/16/22	96.50	142	355,000	(1,775)
U.S. Treasury 5-Year Notes Futures, Put	12/23/22	106.75	158	158,000	(17,281)
U.S. Treasury 10-Year Notes Futures, Call	12/23/22	115.00	62	62,000	(22,281)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	116.00	88	88,000	(44,000)
U.S. Treasury 10-Year Notes Futures, Call	2/24/23	113.00	62	62,000	(122,062)
U.S. Treasury 10-Year Notes Futures, Put	12/23/22	111.00	44	44,000	(7,563)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	120.00	22	22,000	(3,438)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	121.00	21	21,000	(4,594)
Total Exchange-Traded Written Options (Premiums received — $907,544)					$(228,350)

Abbreviation(s) used in this schedule:

SOFR — Secured Overnight Financing Rate

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	13	9/23	$3,137,902	$3,090,262	$(47,640)
3-Month SOFR	614	3/25	148,373,757	148,634,050	260,293
3-Month SOFR	79	3/26	19,036,146	19,158,488	122,342
90-Day Eurodollar	481	12/22	116,935,923	114,360,756	(2,575,167)
90-Day Eurodollar	93	3/23	22,103,870	22,050,300	(53,570)
90-Day Eurodollar	49	9/23	12,137,715	11,637,500	(500,215)
90-Day Eurodollar	78	12/23	18,948,876	18,587,400	(361,476)
U.S. Treasury 2-Year Notes	584	3/23	119,789,449	119,929,876	140,427
U.S. Treasury 10-Year Notes	1,113	3/23	125,721,652	126,325,500	603,848
U.S. Treasury Ultra 10-Year Notes	134	3/23	15,872,952	16,033,938	160,986
					(2,250,172)
Contracts to Sell:
3-Month SOFR	840	3/24	201,781,254	200,718,000	1,063,254
U.S. Treasury 5-Year Notes	10	3/23	1,082,294	1,085,703	(3,409)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Long-Term Bonds	530	3/23	$67,494,596	$67,310,000	$184,596
U.S. Treasury Ultra Long- Term Bonds	179	3/23	24,768,815	24,394,344	374,471
					1,618,912
Net unrealized depreciation on open futures contracts					$(631,260)

Abbreviation(s) used in this table:

SOFR — Secured Overnight Financing Rate

At November 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$8,839,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(55,896)	$(89,028)
2,051,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(3,875)	(166,137)
15,928,000	8/15/28	1.130% annually	Daily SOFR Compound annually	114,136	1,829,196
10,908,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(4,660)	1,285,417
5,694,000	2/15/29	2.850% annually	Daily SOFR Compound annually	22,648	177,334
27,682,000	4/30/29	3.270% annually	Daily SOFR Compound annually	(435,628)	751,168
11,900,000	6/30/29	3.850% annually	Daily SOFR Compound annually	14,915	(286,479)
5,265,000	3/18/32	2.000% annually	Daily SOFR Compound annually	42,677	534,943

See Notes to Financial Statements.

40	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Western Asset Intermediate Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$12,480,000	7/20/45	0.560% annually	Daily SOFR Compound annually	$85,368	$5,266,334
	2,366,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(78,823)	750,506
	4,875,000	2/15/47	1.729% annually	Daily SOFR Compound annually	69,464	1,146,304
	4,800,000	5/15/47	1.630% annually	Daily SOFR Compound annually	203,695	1,075,803
	3,315,000	2/15/48	2.510% annually	Daily SOFR Compound annually	21,755	373,621
	2,847,000	2/15/48	2.600% annually	Daily SOFR Compound annually	195,697	96,772
	6,372,000	2/15/48	2.620% annually	Daily SOFR Compound annually	7,264	633,578
	4,447,000	2/15/48	3.050% annually	Daily SOFR Compound annually	137,085	(26,990)
	3,520,000	4/21/52	2.500% annually	Daily SOFR Compound annually	3,280	403,598
Total	$133,289,000				$339,102	$13,755,940

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value3	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.39 Index	$151,715,000	12/20/27	1.000% quarterly	$1,653,725	$(102,579)	$1,756,304

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Intermediate Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

42	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $832,195,810)	$754,564,343
Investments in affiliated securities, at value (Cost — $10,665,235)	10,651,049
Cash	1,000,018
Receivable for securities sold	16,611,763
Deposits with brokers for centrally cleared swap contracts	6,672,057
Interest receivable from unaffiliated investments	5,364,132
Deposits with brokers for open futures contracts and exchange-traded options	1,668,471
Receivable from brokers — net variation margin on open futures contracts	735,376
Receivable from brokers — net variation margin on centrally cleared swap contracts	343,562
Receivable for Fund shares sold	282,494
Dividends receivable from affiliated investments	26,344
Interest receivable from affiliated investments	4,745
Prepaid expenses	40,795
Total Assets	797,965,149

Liabilities:
Payable for securities purchased	41,054,972
Payable for Fund shares repurchased	781,369
Distributions payable	261,316
Investment management fee payable	244,620
Written options, at value (premiums received — $907,544)	228,350
Directors’ fees payable	3,386
Service and/or distribution fees payable	1,984
Accrued expenses	196,558
Total Liabilities	42,772,555
Total Net Assets	$755,192,594

Net Assets:
Par value (Note 7)	$79,174
Paid-in capital in excess of par value	885,594,935
Total distributable earnings (loss)	(130,481,515)
Total Net Assets	$755,192,594

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	43

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2022

Net Assets:
Class A	$3,824,120
Class C	$1,452,942
Class R	$459,792
Class I	$325,527,221
Class IS	$423,928,519

Shares Outstanding:
Class A	400,957
Class C	152,150
Class R	48,199
Class I	34,141,434
Class IS	44,431,478

Net Asset Value:
Class A (and redemption price)	$9.54
Class C*	$9.55
Class R (and redemption price)	$9.54
Class I (and redemption price)	$9.53
Class IS (and redemption price)	$9.54
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$9.91

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

44	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2022

Investment Income:
Interest from unaffiliated investments	$13,123,751
Interest from affiliated investments	14,490
Dividends from affiliated investments	73,804
Less: Foreign taxes withheld	(1,259)
Total Investment Income	13,210,786

Expenses:
Investment management fee (Note 2)	1,611,988
Transfer agent fees (Note 5)	233,572
Registration fees	41,597
Fund accounting fees	39,854
Audit and tax fees	27,496
Legal fees	14,990
Service and/or distribution fees (Notes 2 and 5)	11,092
Directors’ fees	10,432
Shareholder reports	9,002
Commitment fees (Note 9)	3,300
Custody fees	2,344
Insurance	2,242
Miscellaneous expenses	6,865
Total Expenses	2,014,774
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,999)
Net Expenses	2,011,775
Net Investment Income	11,199,011

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(45,606,742)
Futures contracts	(10,490,386)
Written options	2,651,952
Swap contracts	4,255,991
Net Realized Loss	(49,189,185)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,117,854
Investments in affiliated securities	(3,311)
Futures contracts	1,764,856
Written options	527,866
Swap contracts	2,036,058
Change in Net Unrealized Appreciation (Depreciation)	6,443,323
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(42,745,862)
Decrease in Net Assets From Operations	$(31,546,851)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	45

Statements of changes in net assets

For the Six Months Ended November 30, 2022 (unaudited) and the Year Ended May 31, 2022	November 30	May 31

Operations:
Net investment income	$11,199,011	$18,794,101
Net realized loss	(49,189,185)	(13,093,536)
Change in net unrealized appreciation (depreciation)	6,443,323	(92,094,659)
Decrease in Net Assets From Operations	(31,546,851)	(86,394,094)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,066,267)	(22,845,110)
Decrease in Net Assets From Distributions to Shareholders	(11,066,267)	(22,845,110)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	46,951,837	264,010,265
Reinvestment of distributions	9,574,990	19,707,670
Cost of shares repurchased	(165,126,717)	(329,962,520)
Decrease in Net Assets From Fund Share Transactions	(108,599,890)	(46,244,585)
Decrease in Net Assets	(151,213,008)	(155,483,789)

Net Assets:
Beginning of period	906,405,602	1,061,889,391
End of period	$755,192,594	$906,405,602

See Notes to Financial Statements.

46	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.01	$11.17	$11.38	$10.98	$10.70	$10.94

Income (loss) from operations:
Net investment income	0.12	0.16	0.18	0.24	0.28	0.22
Net realized and unrealized gain (loss)	(0.47)	(1.11)	0.10	0.46	0.28	(0.25)
Total income (loss) from operations	(0.35)	(0.95)	0.28	0.70	0.56	(0.03)

Less distributions from:
Net investment income	(0.12)	(0.17)	(0.18)	(0.24)	(0.28)	(0.21)
Net realized gains	—	(0.04)	(0.31)	(0.06)	—	—
Total distributions	(0.12)	(0.21)	(0.49)	(0.30)	(0.28)	(0.21)

Net asset value, end of period	$9.54	$10.01	$11.17	$11.38	$10.98	$10.70
Total return[3]	(3.52)%	(8.64)%	2.51%	6.47%	5.32%	(0.28)%

Net assets, end of period (000s)	$3,824	$1,813	$2,759	$2,717	$4,530	$3,506

Ratios to average net assets:
Gross expenses	0.80%[4]	0.81%	0.78%	0.90%	0.85%	0.87%
Net expenses[5]	0.80 [4,6]	0.81 [6]	0.78 [6]	0.90 [6]	0.85	0.87
Net investment income	2.57 [4]	1.51	1.58	2.13	2.57	2.02

Portfolio turnover rate[7]	31%	46%	60%	100%	94%	84%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2022, 46%, 72%, 123%, 133% and 154% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.03	$11.19	$11.41	$11.01	$10.73	$10.96

Income (loss) from operations:
Net investment income	0.08	0.09	0.09	0.16	0.20	0.16
Net realized and unrealized gain (loss)	(0.48)	(1.12)	0.11	0.47	0.28	(0.23)
Total income (loss) from operations	(0.40)	(1.03)	0.20	0.63	0.48	(0.07)

Less distributions from:
Net investment income	(0.08)	(0.09)	(0.11)	(0.17)	(0.20)	(0.16)
Net realized gains	—	(0.04)	(0.31)	(0.06)	—	—
Total distributions	(0.08)	(0.13)	(0.42)	(0.23)	(0.20)	(0.16)

Net asset value, end of period	$9.55	$10.03	$11.19	$11.41	$11.01	$10.73
Total return[3]	(3.97)%	(9.28)%	1.75%	5.76%	4.57%	(0.69)%

Net assets, end of period (000s)	$1,453	$1,257	$1,483	$1,318	$645	$497

Ratios to average net assets:
Gross expenses	1.56%[4]	1.54%	1.53%	1.56%	1.57%	1.58%
Net expenses[5]	1.56 [4,6]	1.54 [6]	1.53 [6]	1.56 [6]	1.57	1.58 [6]
Net investment income	1.74 [4]	0.79	0.83	1.42	1.86	1.42

Portfolio turnover rate[7]	31%	46%	60%	100%	94%	84%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2022, 46%, 72%, 123%, 133% and 154% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

48	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.02	$11.18	$11.40	$11.00	$10.72	$10.94

Income (loss) from operations:
Net investment income	0.10	0.13	0.14	0.20	0.24	0.20
Net realized and unrealized gain (loss)	(0.48)	(1.12)	0.10	0.48	0.29	(0.22)
Total income (loss) from operations	(0.38)	(0.99)	0.24	0.68	0.53	(0.02)

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.15)	(0.22)	(0.25)	(0.20)
Net realized gains	—	(0.04)	(0.31)	(0.06)	—	—
Total distributions	(0.10)	(0.17)	(0.46)	(0.28)	(0.25)	(0.20)

Net asset value, end of period	$9.54	$10.02	$11.18	$11.40	$11.00	$10.72
Total return[3]	(3.78)%	(8.94)%	2.14%	6.18%	5.03%	(0.18)%

Net assets, end of period (000s)	$460	$708	$805	$525	$276	$147

Ratios to average net assets:
Gross expenses	1.31%[4]	1.25%	1.25%	1.57%[5]	1.34%[5]	1.23%[5]
Net expenses[6,7]	1.15 [4]	1.15	1.15	1.15 [5]	1.15 [5]	1.15 [5]
Net investment income	2.10 [4]	1.19	1.22	1.84	2.29	1.85

Portfolio turnover rate[8]	31%	46%	60%	100%	94%	84%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2022, 46%, 72%, 123%, 133% and 154% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.01	$11.17	$11.40	$10.99	$10.71	$10.94

Income (loss) from operations:
Net investment income	0.13	0.19	0.21	0.27	0.31	0.27
Net realized and unrealized gain (loss)	(0.48)	(1.11)	0.09	0.48	0.29	(0.23)
Total income (loss) from operations	(0.35)	(0.92)	0.30	0.75	0.60	0.04

Less distributions from:
Net investment income	(0.13)	(0.20)	(0.22)	(0.28)	(0.32)	(0.27)
Net realized gains	—	(0.04)	(0.31)	(0.06)	—	—
Total distributions	(0.13)	(0.24)	(0.53)	(0.34)	(0.32)	(0.27)

Net asset value, end of period	$9.53	$10.01	$11.17	$11.40	$10.99	$10.71
Total return[3]	(3.50)%	(8.40)%	2.66%	6.91%	5.67%	0.36%

Net assets, end of period (millions)	$326	$384	$594	$620	$614	$432

Ratios to average net assets:
Gross expenses	0.57%[4]	0.56%	0.55%	0.55%	0.54%	0.52%
Net expenses[5]	0.57 [4,6]	0.56 [6]	0.55 [6]	0.55 [6]	0.54	0.52
Net investment income	2.71 [4]	1.77	1.81	2.46	2.90	2.52

Portfolio turnover rate[7]	31%	46%	60%	100%	94%	84%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2022, 46%, 72%, 123%, 133% and 154% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

50	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.02	$11.18	$11.40	$11.00	$10.72	$10.95

Income (loss) from operations:
Net investment income	0.14	0.21	0.22	0.29	0.32	0.28
Net realized and unrealized gain (loss)	(0.48)	(1.12)	0.10	0.46	0.28	(0.23)
Total income (loss) from operations	(0.34)	(0.91)	0.32	0.75	0.60	0.05

Less distributions from:
Net investment income	(0.14)	(0.21)	(0.23)	(0.29)	(0.32)	(0.28)
Net realized gains	—	(0.04)	(0.31)	(0.06)	—	—
Total distributions	(0.14)	(0.25)	(0.54)	(0.35)	(0.32)	(0.28)

Net asset value, end of period	$9.54	$10.02	$11.18	$11.40	$11.00	$10.72
Total return[3]	(3.43)%	(8.28)%	2.86%	6.93%	5.76%	0.43%

Net assets, end of period (millions)	$424	$519	$463	$451	$366	$337

Ratios to average net assets:
Gross expenses	0.44%[4]	0.44%	0.44%	0.44%[5]	0.45%[5]	0.45%[5]
Net expenses[6,7]	0.44 [4]	0.44	0.44	0.44 [5]	0.45 [5]	0.45 [5]
Net investment income	2.83 [4]	1.91	1.92	2.56	2.98	2.58

Portfolio turnover rate[8]	31%	46%	60%	100%	94%	84%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2022, 46%, 72%, 123%, 133% and 154% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

52	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$139,865,987	$436,228	$140,302,215
Other Corporate Bonds & Notes	—	195,859,447	—	195,859,447
U.S. Government & Agency Obligations	—	192,819,854	—	192,819,854
Collateralized Mortgage Obligations	—	83,698,003	—	83,698,003
Asset-Backed Securities	—	71,771,431	—	71,771,431
Mortgage-Backed Securities	—	51,029,421	—	51,029,421
Sovereign Bonds	—	18,802,717	—	18,802,717
Purchased Options	$1,017,069	—	—	1,017,069
Total Long-Term Investments	1,017,069	753,846,860	436,228	755,300,157
Short-Term Investments†	9,915,235	—	—	9,915,235
Total Investments	$10,932,304	$753,846,860	$436,228	$765,215,392
Other Financial Instruments:
Futures Contracts††	$2,910,217	—	—	$2,910,217
Centrally Cleared Interest Rate Swaps††	—	$14,324,574	—	14,324,574
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,756,304	—	1,756,304
Total Other Financial
Instruments	$2,910,217	$16,080,878	—	$18,991,095
Total	$13,842,521	$769,927,738	$436,228	$784,206,487

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$228,350	—	—	$228,350
Futures Contracts††	3,541,477	—	—	3,541,477
Centrally Cleared Interest Rate Swaps††	—	$568,634	—	568,634
Total	$3,769,827	$568,634	—	$4,338,461

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

54	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

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Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2022, the total notional value of all credit default swaps to sell protection was $151,715,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2022, see Note 4.

56	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Notes to financial statements (unaudited) (cont’d)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

58	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 2022, the Fund held non-cash collateral for TBA securities from Goldman Sachs Group Inc. in the amount of $259,170.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

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Notes to financial statements (unaudited) (cont’d)

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

60	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

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Notes to financial statements (unaudited) (cont’d)

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

62	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2022, fees waived and/or expenses reimbursed amounted to $2,999, which included an affiliated money market fund waiver of $2,560.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class R
Expires May 31, 2023	$757
Expires May 31, 2024	846
Expires May 31, 2025	440
Total fee waivers/expense reimbursements subject to recapture	$2,043

For the six months ended November 30, 2022, LMPFA did not recapture any fees.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 ($1,000,000 prior to August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$434
CDSCs	—

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$22,010,530	$247,172,925
Sales	54,803,848	315,873,625

At November 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$842,861,045	$2,201,262	$(79,846,915)	$(77,645,653)
Written options	(907,544)	749,159	(69,965)	679,194
Futures contracts	—	2,910,217	(3,541,477)	(631,260)
Swap contracts	236,523	16,080,878	(568,634)	15,512,244

64	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$1,017,069	—	$1,017,069
Futures contracts[3]	2,910,217	—	2,910,217
Centrally cleared swap contracts[4]	14,324,574	$1,756,304	16,080,878
Total	$18,251,860	$1,756,304	$20,008,164

LIABILITY DERIVATIVES[1]
			Interest Rate Risk
Written options			$228,350
Futures contracts[3]			3,541,477
Centrally cleared swap contracts[4]			568,634
Total			$4,338,461

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(2,414,958)	$(35,610)	$(2,450,568)
Futures contracts	(10,490,386)	—	(10,490,386)
Written options	2,613,671	38,281	2,651,952
Swap contracts	5,392,589	(1,136,598)	4,255,991
Total	$(4,899,084)	$(1,133,927)	$(6,033,011)

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$399,816	$7,231	$407,047
Futures contracts	1,764,856	—	1,764,856
Written options	551,469	(23,603)	527,866
Swap contracts	(379,546)	2,415,604	2,036,058
Total	$2,336,595	$2,399,232	$4,735,827

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$337,248
Written options	521,192
Futures contracts (to buy)	705,411,996
Futures contracts (to sell)	259,154,660

Average Notional Balance
Interest rate swap contracts	$248,214,000
Credit default swap contracts (sell protection)	165,868,143

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,088	$1,297
Class C	6,671	808
Class R	1,333	1,007
Class I	—	223,061
Class IS	—	7,399
Total	$11,092	$233,572

66	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

For the six months ended November 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$9
Class C	4
Class R	441
Class I	1,078
Class IS	1,467
Total	$2,999

6. Distributions to shareholders by class

	Six Months Ended November 30, 2022	Year Ended May 31, 2022
Net Investment Income:
Class A	$30,896	$35,226
Class C	11,369	11,973
Class R	5,507	9,861
Class I	4,504,213	8,457,269
Class IS	6,514,282	10,570,294
Total	$11,066,267	$19,084,623

Net Realized Gains:
Class A	—	$9,450
Class C	—	5,426
Class R	—	2,665
Class I	—	1,631,882
Class IS	—	2,111,064
Total	—	$3,760,487

7. Capital shares

At November 30, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022

	Shares	Amount	Shares	Amount
Class A
Shares sold	257,709	$2,484,018	84,656	$895,467
Shares issued on reinvestment	3,235	30,896	3,952	42,700
Shares repurchased	(41,035)	(392,888)	(154,548)	(1,662,810)
Net increase (decrease)	219,909	$2,122,026	(65,940)	$(724,643)

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Amount	Shares	Amount
Class C
Shares sold	52,232	$499,900	19,027	$209,652
Shares issued on reinvestment	1,183	11,358	1,604	17,312
Shares repurchased	(26,620)	(256,235)	(27,778)	(299,780)
Net increase (decrease)	26,795	$255,023	(7,147)	$(72,816)

Class R
Shares sold	5,007	$48,551	39,833	$432,233
Shares issued on reinvestment	552	5,301	1,135	12,219
Shares repurchased	(27,994)	(273,286)	(42,384)	(452,905)
Net decrease	(22,435)	$(219,434)	(1,416)	$(8,453)

Class I
Shares sold	2,906,959	$28,197,299	9,062,832	$94,559,241
Shares issued on reinvestment	448,853	4,307,174	876,666	9,452,463
Shares repurchased	(7,515,219)	(72,531,156)	(24,828,590)	(267,418,001)
Net decrease	(4,159,407)	$(40,026,683)	(14,889,092)	$(163,406,297)

Class IS
Shares sold	1,615,051	$15,722,069	15,169,998	$167,913,672
Shares issued on reinvestment	543,111	5,220,261	945,926	10,182,976
Shares repurchased	(9,519,388)	(91,673,152)	(5,696,074)	(60,129,024)
Net increase (decrease)	(7,361,226)	$(70,730,822)	10,419,850	$117,967,624

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

68	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

or some portion of the six months ended November 30, 2022. The following transactions were effected in such companies for the six months ended November 30, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$739,125	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$104,598,585	104,598,585	$94,683,350	94,683,350
	$739,125	$104,598,585		$94,683,350

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2022
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$14,490	$(3,311)	$735,814
Western Asset Premier Institutional Government Reserves, Premium Shares	—	73,804	—	9,915,235
	—	$88,294	$(3,311)	$10,651,049

9. Redemption facility

The Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2022.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

10. Deferred capital losses

As of May 31, 2022, the Fund had deferred capital losses of $23,140,469, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global

70	Western Asset Intermediate Bond Fund 2022 Semi-Annual Report

economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At November 30, 2022, the Fund had 0.21% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Intermediate Bond Fund 2022 Semi-Annual Report	71

Western Asset

Intermediate Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012830 1/23 SR22-4564

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 25, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 25, 2023